Segment Information - Summary of Segment Informations (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenues from sales	$ 678,595	$ 435,820	$ 252,813
Revenues	678,595	435,820	252,813
Operating profit / (loss)	(21,012)	43,780	16,073
Income / (loss) from equity interests in associates and joint ventures	7,968	4,839	1,428
Depreciation of property, plant and equipment	145,894	87,569	53,512
Recovery of property, plant and equipment		2,900	5,032
Impairment of property, plant and equipment and intangible assets	41,429
Acquisition of property, plant and equipment	172,844	83,648	53,096
Assets	1,573,289	994,016	505,718
Operating segments [member] | Upstream [member]
Disclosure of operating segments [line items]
Revenues from sales	2,046	3,108	739
Revenues from intersegment sales	286,585	207,480	115,955
Revenues	288,631	210,588	116,694
Operating profit / (loss)	(49,194)	22,483	3,877
Depreciation of property, plant and equipment	119,821	72,052	45,279
Recovery of property, plant and equipment		2,900	5,032
Impairment of property, plant and equipment and intangible assets	40,561
Acquisition of property, plant and equipment	136,589	63,171	39,411
Assets	742,850	480,263	251,525
Operating segments [member] | Gas and power segment [member]
Disclosure of operating segments [line items]
Revenues from sales	131,055	91,176	56,805
Revenues from intersegment sales	8,697	7,862	4,075
Revenues	139,752	99,038	60,880
Operating profit / (loss)	2,944	16,786	3,259
Income / (loss) from equity interests in associates and joint ventures	5,339	4,435	634
Depreciation of property, plant and equipment	1,378	928	290
Impairment of property, plant and equipment and intangible assets	868
Acquisition of property, plant and equipment	6,170	1,968	3,867
Assets	199,357	129,885	45,395
Operating segments [member] | Downstream [member]
Disclosure of operating segments [line items]
Revenues from sales	531,724	338,042	195,321
Revenues from intersegment sales	3,447	1,688	988
Revenues	535,171	339,730	196,309
Operating profit / (loss)	40,653	7,818	15,813
Income / (loss) from equity interests in associates and joint ventures	2,629	404	794
Depreciation of property, plant and equipment	20,805	12,285	6,926
Acquisition of property, plant and equipment	22,455	15,632	8,179
Assets	508,026	307,312	158,800
Operating segments [member] | Central Administration and Others [member]
Disclosure of operating segments [line items]
Revenues from sales	19,743	8,363	2,534
Revenues from intersegment sales	27,502	13,186	7,133
Revenues	47,245	21,549	9,667
Operating profit / (loss)	(15,866)	(6,055)	(4,400)
Depreciation of property, plant and equipment	3,890	2,304	1,017
Acquisition of property, plant and equipment	7,630	2,877	1,639
Assets	129,331	82,762	53,934
Consolidation Adjustments [member]
Disclosure of operating segments [line items]
Revenues from sales	(5,973)	(4,869)	(2,586)
Revenues from intersegment sales	(326,231)	(230,216)	(128,151)
Revenues	(332,204)	(235,085)	(130,737)
Operating profit / (loss)	451	2,748	(2,476)
Assets	$ (6,275)	$ (6,206)	$ (3,936)